Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

The Company has evaluated events and transaction occurring subsequent to March 31, 2020 up to the date of this filing of these consolidated financial statements. These statements contain all necessary adjustments and disclosures resulting from that evaluation.

15.	SUBSEQUENT EVENTS

On February 26, 2020 the Company purchased the assets of Healthy Harvest LLC for $1,750,000 and 250,000 shares of the Company's common stock valued at $1,102,500. Healthy Harvest has been in business since 2011 and is the largest hydroponic operation in the Southeast region.

On February 7, 2020, the Board approved the amendment and restatement of the 2018 Plan to increase the number of shares issuable thereunder from 2,500,000 to 5,000,000, which amendment is pending shareholder approval.